As filed with the Securities and Exchange Commission on March 1, 2007

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS





                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                             2006 Annual Report

This report is provided for the general information of the Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                              December 31, 2006


The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (Average annual total returns as of 12/31/06)
-------------------------------------------------------------------

                                 1 Year      3 Year      5 Year    Since Inception(1)

BERKSHIRE FOCUS FUND              4.20%       7.63%      -3.16%      -1.55%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average     19.04%       8.44%       6.81%       7.33%
S&P 500(R) Index                 15.79%      10.44%       6.19%       6.75%
Nasdaq Composite Index           10.39%       7.16%       4.99%       6.06%
--------------------------------------------------------------------------------------


NET ASSETS
---------------------------------------
12/31/06                  $14.4 Million


NET ASSET VALUE
---------------------------------------
Net Asset Value Per Share         $7.93


TOP TEN HOLDINGS(2)
-------------------------------------------------
Google, Inc. (Class A)                     14.04%
Apple Computer, Inc.                       14.02%
Marvell Technology Group Ltd.               7.60%
Research In Motion Ltd.                     7.22%
Yahoo! Inc.                                 6.61%
NVIDIA Corp.                                4.93%
F5 Networks, Inc.                           4.89%
Rackable Systems, Inc.                      4.87%
Broadcom Corp. (Class A)                    4.87%
Baidu.com, Inc. ADR                         4.85%


GROWTH OF $10,000(3)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,796           10,000
AUG-97          10,191            9,950
SEP-97          10,749           10,050
OCT-97          10,390            9,500
NOV-97          10,871            9,510
DEC-97          11,058            8,738
JAN-98          11,180            9,699
FEB-98          11,986           10,174
MAR-98          12,600           10,174
APR-98          12,727           10,346
MAY-98          12,508           10,043
JUN-98          13,016           11,539
JUL-98          12,878           11,560
AUG-98          11,016            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,218           17,822
JAN-99          14,812           20,835
FEB-99          14,352           19,177
MAR-99          14,926           22,776
APR-99          15,504           23,741
MAY-99          15,138           20,976
JUN-99          15,978           23,036
JUL-99          15,480           21,735
AUG-99          15,403           24,001
SEP-99          14,981           24,749
OCT-99          15,929           26,884
NOV-99          16,253           31,405
DEC-99          17,210           43,289
JAN-00          16,346           44,376
FEB-00          16,036           62,228
MAR-00          17,605           60,273
APR-00          17,075           53,253
MAY-00          16,725           45,712
JUN-00          17,137           56,317
JUL-00          16,869           57,013
AUG-00          17,917           71,627
SEP-00          16,971           67,248
OCT-00          16,900           56,719
NOV-00          15,567           36,118
DEC-00          15,643           36,346
JAN-01          16,198           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,860           19,624
MAY-01          14,960           17,418
JUN-01          14,596           16,440
JUL-01          14,452           13,398
AUG-01          13,547           10,257
SEP-01          12,453            6,498
OCT-01          12,691            8,845
NOV-01          13,664           10,518
DEC-01          13,784           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,970            5,911
JUL-02          11,037            5,140
AUG-02          11,109            4,564
SEP-02           9,902            3,455
OCT-02          10,774            4,194
NOV-02          11,408            5,400
DEC-02          10,738            4,140
JAN-03          10,456            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,256            4,857
MAY-03          11,849            5,791
JUN-03          12,000            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824
JUL-04          13,820            5,607
AUG-04          13,876            5,303
SEP-04          14,026            5,770
OCT-04          14,240            6,335
NOV-04          14,816            7,128
DEC-04          15,321            7,161
JAN-05          14,947            6,748
FEB-05          15,262            6,661
MAR-05          14,991            6,302
APR-05          14,707            5,987
MAY-05          15,175            6,911
JUN-05          15,197            6,509
JUL-05          15,762            6,878
AUG-05          15,618            6,900
SEP-05          15,744            7,215
OCT-05          15,482            7,660
NOV-05          16,067            8,236
DEC-05          16,073            8,269
JAN-06          16,498            8,943
FEB-06          16,543            8,573
MAR-06          16,749            8,877
APR-06          16,974            8,845
MAY-06          16,486            7,747
JUN-06          16,508            7,736
JUL-06          16,609            7,258
AUG-06          17,004            7,704
SEP-06          17,443            7,943
OCT-06          18,011            8,301
NOV-06          18,353            9,062
DEC-06          18,611            8,617


SECTOR ALLOCATION(4)
------------------------------------------
Internet Software & Services        34.89%
Semiconductors                      26.05%
Computer Hardware                   21.86%
Communications Equipment             7.22%
Software                             4.89%
Networking & Telecom Equipment       4.70%
Exchange Traded Funds                0.08%


(1) The Fund's inception date was July 1, 1997.

(2) Stated as a percentage of total net assets as of 12/31/06. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(3) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Stated as a percentage of total net assets as of 12/31/06. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                12/31/2006

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the twelve month period ended December 31, 2006, the Berkshire Focus Fund posted a total return of 4.20%. For comparative purposes, the Dow Jones Industrial Average gained 19.04%, the S&P 500(R) Index increased 15.79% and the Nasdaq Composite Index advanced 10.39% over the same period. Please see the Fund Overview section and the accompanying financial statements for the Fund's longer-term performance. All return data includes reinvested dividends but do not reflect the impact of taxes.

The second-half of 2006 began with a modest decline in the overall markets as investors continued to grapple with concerns over the Federal Reserve's exten-ded campaign to raise interest rates. However, at its August meeting, the Federal Reserve decided to hold interest rates steady at 5.25% after 17 con-secutive interest rate hikes. The market indices hit a trough and never looked back. Investors once again rushed to embrace stocks, optimistic that the Fed's tightening cycle had finally come to an end. Meanwhile on the economic front, retreating oil and gasoline prices, relatively benign inflation readings and a rebound in consumer confidence - all helped to add fuel to the stock market's advance. By the end of the period, the equity markets had staged a powerful rally, quickly recouping much of the ground lost since the beginning of the year. During the fourth quarter, Fed policymakers held overnight interest rates stable at 5.25% on concerns of a softening U.S. economy and signs of continued weakness in the housing market. The equity markets took this pause as an indication that the Federal Reserve may be finished raising interest rates for the foreseeable future, and that the Fed's next decision might be to cut interest rates. Against this backdrop, investors cheered such underlying conditions and moved to push stocks higher across-the-board. Not surprisingly, by the end of the year the Dow Jones Industrial Average reached an all-time high - finishing just north of the record it posted back in January 2000.

Turning to the portfolio, once again our two largest investments throughout the year - Apple Computer (AAPL) and Google (GOOG) - posted very respectable returns for the Fund. In addition, both Akamai Technologies (AKAM) and F5 Net-works (FFIV) gave a much-needed boost to the portfolio with their outsized gains. Other contributors to the Fund's results during the period were NVIDIA
(NVDA) and Network Appliance (NTAP). Meanwhile, some of the Fund's largest percentage decliners for the year were concentrated in the Internet Software & Services sector - this included eBay (EBAY) and Yahoo! (YHOO). Also weighing heavily on the portfolio was Marvell Technology (MRVL) in the Semiconductor sector. Finally, some new additions to the portfolio during the second half of the year included Baidu.com (BIDU), Cisco Systems (CSCO), Integrated Device Technology (IDTI), PMC-Sierra (PMCS) and Research In Motion (RIMM).

As always, we thank you for your confidence and continued investment in the Berkshire Funds.


/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman & Chief Executive Officer

                                      *
------------------------------------------------------------------------------

                         AUDITED FINANCIAL STATEMENTS
                                  12/31/2006

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                              December 31, 2006

Shares                                                         Value

            COMMON STOCKS - 99.61%                       $ 14,375,778
            =========================================================
            (Cost $13,952,781)

            COMMUNICATIONS EQUIPMENT - 7.22%                1,042,046
            ---------------------------------------------------------
  8,155     Research In Motion Ltd.*                        1,042,046

            COMPUTER HARDWARE - 21.86%                      3,155,339
            ---------------------------------------------------------
 23,855     Apple Computer, Inc.*                           2,023,858
 10,900     Network Appliance, Inc.*                          428,152
 22,710     Rackable Systems, Inc.*                           703,329

            INTERNET SOFTWARE & SERVICES - 34.89%           5,034,437
            ---------------------------------------------------------
 12,825     Akamai Technologies, Inc.*                        681,264
  6,210     Baidu.com, Inc. ADR*                              699,805
 22,365     eBay, Inc.*                                       672,516
  4,400     Google, Inc. (Class A)*                         2,026,112
      5     Salesforce.com, Inc.*                                 182
 37,375     Yahoo! Inc.*                                      954,558

            NETWORKING & TELECOM EQUIPMENT - 4.70%            678,741
            ---------------------------------------------------------
 24,835     Cisco Systems, Inc.*                              678,741

            SEMICONDUCTORS - 26.05%                         3,758,837
            ---------------------------------------------------------
 21,765     Broadcom Corp. (Class A)*                         703,227
 38,355     Integrated Device Technology, Inc.*               593,735
 57,155     Marvell Technology Group Ltd.*                  1,096,804
 19,225     NVIDIA Corp.*                                     711,517
 97,400     PMC-Sierra, Inc.*                                 653,554

            SOFTWARE - 4.89%                                  706,378
            ---------------------------------------------------------
     10     Citrix Systems, Inc.*                                 270
  9,515     F5 Networks, Inc.*                                706,108

            EXCHANGE TRADED FUNDS - 0.08%                      11,193
            =========================================================
            (Cost $12,683)
    100     Internet HOLDRs Trust                               5,245
     60     Nasdaq-100 Trust, Series 1                          2,590
    100     Semiconductor HOLDRs Trust                          3,358


            TOTAL INVESTMENT SECURITIES - 99.69%           14,386,971
            =========================================================
            (Cost $13,965,464)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.31%      44,155
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 14,431,126
            =========================================================
            Equivalent to $7.93 per share


           *Non-income producing
            ADR  American Depositary Receipt


           (See accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2006


                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  13,965,464
                                                        =============
    At market value                                     $  14,386,971
Receivable for capital shares sold                                100
Receivable for securities sold                                469,692
Interest receivable                                                44
                                                        -------------
    TOTAL ASSETS                                           14,856,807
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for capital shares redeemed                            47,715
Payable for securities purchased                              218,754
Payable to affiliate (Note 4)                                  25,878
Accrued expenses                                                  294
                                                        -------------
    TOTAL LIABILITIES                                         425,681
                                                        -------------


NET ASSETS                                              $  14,431,126
=====================================================================


Net assets consist of:
Paid-in-capital                                         $ 430,539,542
Accumulated net realized losses
    from security transactions                           (416,529,923)
Net unrealized appreciation on investments                    421,507
                                                        -------------
NET ASSETS                                              $  14,431,126
                                                        =============


Shares of beneficial interest outstanding (unlimited
    number of shares authorized, without par value)         1,819,591
                                                        =============


Net asset value, offering price and redemption
    price per share                                     $        7.93
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
                     For the Year Ended December 31, 2006


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Dividends                                           $     311,240
    Interest                                                    2,354
                                                        -------------
         TOTAL INVESTMENT INCOME                              313,594
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees                                  260,744
    Administrative fees                                        86,915
    Interest expense                                            2,667
                                                        -------------
         TOTAL EXPENSES                                       350,326
                                                        -------------

NET INVESTMENT LOSS                                           (36,732)
---------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
---------------------------------------------------------------------
Net realized gains from security transactions               1,744,415
Net change in unrealized appreciation
    (depreciation) on investments                          (1,198,896)
                                                         ------------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                                           545,519
                                                         ------------

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                         $     508,787
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
          For the Years Ended December 31, 2006 and December 31, 2005

                                                                      Year                Year
                                                                     Ended               Ended
                                                                  12/31/06            12/31/05
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                      $     (36,732)     $     (409,211)
    Net realized gains from security transactions                1,744,415           5,458,914
    Net change in unrealized appreciation
        (depreciation) on investments                           (1,198,896)         (3,110,112)
                                                              --------------------------------
Net increase in net assets from operations                         508,787           1,939,591
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    2,238,597           4,239,980
    Payments for shares redeemed                               (10,607,486)        (13,430,761)
                                                              --------------------------------
Net decrease in net assets from capital share transactions      (8,368,889)         (9,190,781)
                                                              --------------------------------


TOTAL DECREASE IN NET ASSETS                                    (7,860,102)         (7,251,190)
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         22,291,228          29,542,418
                                                              --------------------------------
    End of period                                            $  14,431,126       $  22,291,228
                                                              ================================
Including accumulated undistributed
        net investment income:                               $           0       $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    275,011             585,477
    Shares redeemed                                             (1,382,903)         (2,144,167)
                                                              --------------------------------
    Net decrease in shares outstanding                          (1,107,892)         (1,558,690)
    Shares outstanding, beginning of period                      2,927,483           4,486,173
                                                              --------------------------------
    Shares outstanding, end of period                            1,819,591           2,927,483
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
                                             Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended
                                         12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 7.61         $ 6.59         $ 6.36         $ 3.81         $ 9.31
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------------------------
    Net investment loss                     (0.02)(A)      (0.14)(A)      (0.13)(A)      (0.10)(A)      (0.14)(A)
    Net realized and unrealized gains
         (losses) on investments             0.34           1.16           0.36           2.65          (5.36)
                                            -----------------------------------------------------------------
Total from investment operations             0.32           1.02           0.23           2.55          (5.50)
                                            -----------------------------------------------------------------


NET ASSET VALUE,
END OF PERIOD                              $ 7.93         $ 7.61         $ 6.59         $ 6.36         $ 3.81
=============================================================================================================


TOTAL RETURN(B)                              4.20%         15.48%          3.62%         66.93%        (59.08%)
=============================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)     $ 14,431      $ 22,291       $ 29,542       $ 36,657       $ 22,489

Ratio of expenses to average net assets      2.00%(G)      2.00%(F)       2.00%(E)       2.00%(D)       1.99%(C)

Ratio of net investment loss
    to average net assets                    (0.21%)       (1.99%)        (1.98%)        (1.93%)        (1.97%)

Portfolio turnover rate(H)                   386.2%        284.1%         316.5%         251.1%         165.8%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(C) For the year ended December 31, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(D) For the year ended December 31, 2003 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(E) For the year ended December 31, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(F) For the year ended December 31, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(G) For the year ended December 31, 2006 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(H) Portfolio turnover is greater than most funds due to the investment style of the Fund.



(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2006


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Mea-surements". SFAS No. 157 defines fair value, establishes a framework for mea-suring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the ex-panded disclosures about fair value measurement. Management is currently eval-uating the implications of SFAS No. 157, and its impact, if any, on the Fund's financial statements has not yet been determined.

Share valuation - The net asset value per share for the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2006


Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund's financial statements has not yet been determined.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are perm-anent

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2006


in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such re-classifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the fiscal year ended December 31, 2006, net investment loss of $36,732 for the Fund was reclassified to paid-in-capital.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instru-ments) for the year ended December 31, 2006 were $67,619,496 and $76,063,944, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

The following information is based upon the federal income tax cost of port-folio investments as of December 31, 2006:

              Gross unrealized appreciation       $      996,094
              Gross unrealized depreciation             (761,751)
              --------------------------------------------------
              Net unrealized appreciation         $      234,343
              ==================================================

              Federal income tax cost             $   14,152,628

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.


At December 31, 2006, the Fund had the following capital loss carryforwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $      542,380                     12/31/12
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10
                  $  292,752,183                     12/31/09
                  $   56,195,087                     12/31/08

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distribut-ed to shareholders.


4. Related Party Transactions, Investment Advisory and Administrative Fees

Certain Officers and Trustees of the Trust are also Officers and Directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital"). The non-interested Trustees of the Fund were paid $2,264 in Trustee fees and expenses directly by Berkshire Capital during the year ended December 31, 2006.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2006


The Fund has an Investment Advisory Agreement (the "Advisory Agreement") and a separate Administration Agreement with Berkshire Capital. Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of the port-folio. For the services it provides under the Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holidays) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital renders all adminis-trative and supervisory services of the Fund, as well as facilities furnished and expenses assumed. For these services, Berkshire Capital receives a fee at the annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of the Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the year ended December 31, 2006, Berkshire Capital was paid an investment advisory fee of $260,744 and an administration fee of $86,915 from the Fund. The amount due to Berkshire Capital for these fees at December 31, 2006 total-ed $25,878.


5. Beneficial Ownership Disclosure

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, there were no record owners of more than 25% of the voting securities of the Fund.


6. Distributions to Shareholders

There were no distributions paid during the years ended December 31, 2006 and December 31, 2005. As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $             0
Accumulated losses                                               (416,342,759)
Unrealized appreciation                                               234,343
-----------------------------------------------------------------------------
Total accumulated deficit                                     $  (416,108,416)
=============================================================================

The difference between the acquisition cost and the federal income tax cost of unrealized appreciation is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.


7. Subsequent Event

On October 12, 2006 the Board of Trustees unanimously approved a redemption fee of 2.00% on shares held for 90 days or less, to become effective January 1, 2008, or thereafter as reasonably practical.

                                      *
               -------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                  To the Shareholders and Board of Trustees


The Berkshire Funds
San Jose, California

We have audited the accompanying statement of assets and liabilities, includ-ing the schedule of investments, of The Berkshire Funds, comprising the Berkshire Focus Fund as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial state-ments and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and fin-ancial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by another indepen-dent accounting firm who expressed an unqualified opinion on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstate-ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Fund's custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Berkshire Focus Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Cohen Fund Audit Services, Ltd.
(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio
February 26, 2007

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                                EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administrative fees and interest expense. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on July 1, 2006 and held through December 31, 2006.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire trans-fers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes advisory fees, administrative fees and interest expense. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the per-iod. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of in-vesting in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                              Expenses Paid
                       Beginning           Ending           During the Period*
                     Account Value      Account Value         July 1, 2006 to
                     July 1, 2006     December 31, 2006      December 31, 2006
                     ------------     -----------------      -----------------
Actual                 $1,000.00          $1,113.80                $10.76

Hypothetical           $1,000.00          $1,015.05                $10.26
(5% annual return
before expenses)

*Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             OTHER INFORMATION

Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and a record of the Fund's proxy votes for the twelve months ended June 30, 2006 are available without charge, upon request, by calling toll free 1-877-526-0707. They are also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                       TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and Officers and is available without charge, upon request, by calling toll-free 1-877-526-0707.


INTERESTED TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  portfolios
                                             Term of                              in fund      Other
                                             office and    Principal              complex      directorships
                          Position(s) held   length of     occupation during      overseen     held by trustee
Name, address and age     with trust         time served   past five years        by trustee   and officer
=====================     ===============    ===========   ====================   ==========   ===============
Malcolm R. Fobes III*     Trustee,           Indefinite;   Chairman and CEO;           1       Independent
475 Milan Drive           President,         Since 1996    Berkshire Capital                   Director;
Suite #103                Treasurer,                       Holdings, Inc.                      United States
San Jose, CA 95134        Chief Compliance                 (1993-present)                      Oil Fund,
Age: 42                   Officer and                                                          United States
                          Chief Financial                                                      Natural Gas
                          Officer                                                              Fund

Ronald G. Seger, O.D.*    Trustee and        Indefinite;   Optometrist;                1       None
475 Milan Drive           Secretary          Since 1996    Ronald G. Seger, O.D.
Suite #103                                                 (1989-present)
San Jose, CA 95134
Age: 57
--------------------------------------------------------------------------------------------------------------
*Trustees who are considered "interested persons" as defined in Section 2(a)(19)
of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.




NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  portfolios
                                             Term of                              in fund
                                             office and    Principal              complex      Other
                          Position held      length of     occupation during      overseen     directorships
Name, address and age     with trust         time served   past five years        by trustee   held by trustee
=====================     ===============    ===========   ====================   ==========   ===============
Leland F. Smith           Independent        Indefinite;   Chairman and CEO;           1       None
475 Milan Drive           Trustee            Since 1997    Elesco Ltd.*
Suite #103                                                 (1989-present)
San Jose, CA 95134
Age: 68

Andrew W. Broer           Independent        Indefinite;   Global Data Center          1       None
475 Milan Drive           Trustee            Since 1998    Manager;
Suite #103                                                 Cisco Systems, Inc.
San Jose, CA 95134                                         (1996-present)
Age: 41
--------------------------------------------------------------------------------------------------------------
*Elesco Ltd. provides consulting services for corporations and government agencies in the field of land-use management.


                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on December 16, 2006, the Board of Trustees, including a majority of Trustees that are not "interested" persons of the Fund (as that term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Adviser. The Trustees, pursuant to the advice of counsel regarding their fiduciary duties when re-approving the Advisory Agreement, considered, among other things, the following information regarding the Investment Adviser:

Nature, Extent and Quality of Services Provided by the Investment Adviser

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. The Trustees also analyzed the Investment Adviser's experience and the capabili-ties of the Investment Adviser's portfolio manager. For example, the Trustees reviewed and discussed the Investment Adviser's Form ADV and internal compli-ance policies, as well as the experience of the Investment Adviser as invest-ment adviser or sub-adviser to other investment companies. In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Adviser's portfolio and brokerage transactions. Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Adviser to the Fund were appropriate and continued to support its original selection of the Investment Adviser.

Costs of Services to the Fund

The Trustees discussed at length the advisory fee of 1.50%, noting that it fell within the 4th Quartile relative to similar funds within its benchmark category and asset range, as provided by Lipper, Inc. The Trustees also con-sidered the 0.50% administrative fee and concluded that it was more appropri-ate to compare the Fund's total expense ratio to those of similar funds within its benchmark category and asset range. The Trustees noted the Fund's total expense ratio fell within the 3rd Quartile and near the industry average when compared to its benchmark funds. The Trustees further noted that the Adviser paid all of the Fund's expenses from the fees it received. The Trustees also considered that managing a technology fund requires more intensive research than the average mutual fund, which holds more securities and more stable stocks across various sectors. Based on this review, the Trustees concluded that the expense level of the Fund, as managed by the Investment Adviser, was satisfactory.

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


Investment Performance

The Trustees considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper, Inc. peer group universe. The Trustees noted the strong investment performance delivered by the Adviser to the Fund over the past 1-year and 3-year periods. The Trustees further noted that the Fund was in the top 32% of all technology funds for 2006 acc-ording to Morningstar, Inc. They also took into consideration that the Fund tends to outperform its benchmarks in up markets and underperform in down mar-kets. Based on this review, the Trustees concluded that the current and his-torical performance of the Fund, as managed by the Investment Adviser, was satisfactory.

Profitability of the Adviser

The Trustees considered the level of profits that could be expected to accrue to the Investment Adviser from the fee payable under the Advisory Agreement. In addition, the Trustees reviewed the current financial condition of the Investment Adviser and a summary of total expense ratios and management fees. The Trustees also discussed the existence of other compensation arrangements with the Investment Adviser. Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Adviser's profit margin was reasonable.

Economies of Scale

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the total operating expenses of the Fund contain break-points and, accordingly, reflect the potential that economies of scale may be realized as the Fund grows.

Conclusion

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Adviser's compensation. On the basis of its review and the foregoing information, the Board of Trustees determined that the Advisory Agreement, including the advisory fee rates payable there-under, continued to be fair and reasonable in light of all relevant circum-stances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

                                      *
                       -------------------------------
                                    NOTES

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT REGISTERED
         PUBLIC ACCOUNTING FIRM
         Cohen Fund Audit Services, Ltd.
         (f.k.a. Cohen McCurdy, Ltd.)
         800 Westpoint Parkway
         Suite #1100
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8000 Town Centre Drive
         Suite #400
         Broadview Heights, OH 44147


         CUSTODIAN
         U.S. Bank, N.A.
         1555 North RiverCenter Drive
         Suite #302
         Milwaukee, WI 53212


         WEBSITE
         www.berkshirefunds.com

ITEM 2.  CODE OF ETHICS
         The registrant has adopted a code of ethics that applies to the reg-istrant's principal executive officer and principal financial off-icer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit commit-tee. At this time, the registrant believes that the experience pro-vided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         The registrant has engaged its principal accountant to perform audit services and audit-related services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees and audit-related fees by the principal accountant.

         ---------------------------------------------------------------------
                                 FYE 12/31/2006     FYE 12/31/2005
         ---------------------------------------------------------------------
         Audit Fees                   $12,500            $12,500
         Audit-Related Fees              $0                 $0
         ---------------------------------------------------------------------

         The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal account-ant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

         The following table indicates the non-audit fees billed by the regis-trant's accountant for services to the registrant and to the regis-trant's investment adviser for the last two years. The audit commit-tee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

         ---------------------------------------------------------------------
         Non-Audit Related Fees           FYE 12/31/2006    FYE 12/31/2005
         ---------------------------------------------------------------------
         Registrant                              $0                $0
         Registrant's Investment Adviser         $0                $0
         ---------------------------------------------------------------------

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS
         Schedule of Investments is included as part of the report to share-holders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
         Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

         (a) The Registrant's President, Treasurer and Chief Financial Officer has concluded that the Registrant's disclosure controls and pro-cedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on the evaluation of these con-trols and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over finan-cial reporting.

ITEM 12. EXHIBITS

         (a) (1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

                 Incorporated by reference to the Registrant's Form N-CSR filed February 25, 2005.

             (2) Certification  pursuant  to Section 302 of the Sarbanes-Oxley
                 Act of 2002.

                 Filed herewith.

             (3) Any  written  solicitation  to purchase securities under Rule
                 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

                 Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

             Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: March 1, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: March 1, 2007

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                          AS FILED ON MARCH 1, 2007

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT